Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 9	$ 8
Cash balances held by the Tropicana project	22	1
Other	4	1
Restricted cash	$ 35	$ 10